Intangible Assets and Liabilities - Amortization of Intangible Assets and Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets and Liabilities [Line Items]
Amortization of intangibles		$ 21	$ (11)	$ 45
Electricity contracts
Intangible Assets and Liabilities [Line Items]
Amortization of intangibles	[1]	70	75	96
Coal contracts, net
Intangible Assets and Liabilities [Line Items]
Amortization of intangibles	[2]	(41)	(60)	(14)
Coal transport contracts
Intangible Assets and Liabilities [Line Items]
Amortization of intangibles	[2]	(27)	(32)	(29)
Gas transport contracts
Intangible Assets and Liabilities [Line Items]
Amortization of intangibles	[2]	$ 19	$ 6	$ (8)

[1]	The amortization of these contracts is recognized in Revenues or Cost of sales in our consolidated statements of operations.
[2]	The amortization of these contracts is recognized in Cost of sales in our consolidated statements of operations.